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                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 2001

Check here if Amendment /x/; Amendment Number:

This Amendment (Check only box):    /x/ is a restatement.
                                    / / adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Oakmont Corporation
Address:  863 South Figueroa Street, Suite 700
          Los Angeles, CA 90017

Form 13F File Number: 28-04326

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kashif F. Sheikh
Title:    Managing Director
Phone:    (213) 891-6339

Signature, Place and Date of Signing:

/s/ KASHIF F. SHEIKH                Los Angeles, CA                March 5, 2002
    [Signature]                      [City, State]                     [Date]

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]


       Form 13F File Number         Name
       28-
          ---------------------     -------------------------------------
          [Repeat as necessary]

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  NONE

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total:  242,878
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which the report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.      Form 13F File Number        Name

    ---      28-

    [Repeat as necessary]

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
                                                       FORM 13F INFORMATION TABLE

                                                                         VALUE               INVESTMENT    OTHER     VOTING
NAME OF ISSUER                             TITLE OF CLASS    CUSIP      (X$1000)    SHARES   DISCRETION   MANAGERS  AUTHORITY
--------------------------                 --------------  ----------  ----------  --------- -----------  --------  ---------
AIRTRAN HOLDINGS INC                          Common       00949P108   13,523.00   2,049,000    Sole        None      Sole
ALLERGAN, INC                                 Common       018490102    3,955.00    52,700      Sole        None      Sole
APEX MORTGAGE CAPITAL                         Common       037564101     581.00     51,666      Sole        None      Sole
ARIBA INC                                     Common       04033V104     62.00      10,121      Sole        None      Sole
BOEING CORPORATION                            Common       097023105    4,844.00    124,900     Sole        None      Sole
DELPHI FINANCIAL GROUP, INC                   Common       247131105   15,668.00    470,508     Sole        None      Sole
DYNEGY INC                                    Common       26816Q101    3,698.00    145,000     Sole        None      Sole
EDISON SCHOOLS                                Common       281033100   14,541.00    740,000     Sole        None      Sole
FREEPORT MCMORAN COPPER & GOLD CL B           Common       35671D857    1,104.00    82,463      Sole        None      Sole
FUELCELL ENERGY INC                           Common       35952H106    3,211.00    177,000     Sole        None      Sole
HILTON HOTELS                                 Common       432848109    7,082.00    648,500     Sole        None      Sole
I2 TECHNOLOGIES                               Common       465754109     760.00     96,200      Sole        None      Sole
IMPAX LABORATORIES INC                        Common       45256B101    2,352.00    175,000     Sole        None      Sole
INVESTORS FINANCIAL SERVICES                  Common       461915100   126,390.00  1,908,932    Sole        None      Sole
LSI LOGIC                                     Common       502161102     158.00     10,000      Sole        None      Sole
LOCKHEED MARTIN                               Common       539830109   13,352.00    286,100     Sole        None      Sole
MCMORAN EXPLORATION CO                        Common       582411104     75.00      12,895      Sole        None      Sole
PROBUSINESS SERVICES                          Common       742674104   11,418.00    607,367     Sole        None      Sole
SEI INVESTMENTS CO                            Common       784117103    4,263.00    94,500      Sole        None      Sole
SELETICA INC                                  Common       816288104     107.00     17,754      Sole        None      Sole
SIEBEL SYSTEMS INC                            Common       826170102    2,373.00    84,800      Sole        None      Sole
STRATUS PROPERTIES                            Common       863167201     788.00     92,755      Sole        None      Sole
SYNTROLEUM CORPORATION                        Common       871630109    8,859.00   1,247,800    Sole        None      Sole
TIFFANY                                       Common       886547108    1,574.00    50,000      Sole        None      Sole
WESTERN GAS RESOURCE                          Common       958259103    2,140.00    66,200      Sole        None      Sole
                                                                      -------------
                                                                       242,878.00
                                                                      -------------
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